UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F


FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2005

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Investment Manager Filing this Report:

Name:		Wedgewood Investors, Inc.
Address:	333 State Street Suite 202
		Erie, PA 16507-1466

Form 13F File Number: 28-05937

The instiutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing This Report:

Name:		Dennis R. Marin
Title:		President
Phone:		814-456-3651

Signature, Place and Date of Signing:

	Dennis R. Marin, Erie, PA, April 22, 2005


Comments:






Reports Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	104

Form 13F Information Table Value Total:	$94,529


List of Other Included Managers:    NONE









                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3 Com Corp.                    COM              885535104      222    62300 SH       SOLE                    28500             33800
3M                             COM              604059105      528     6166 SH       SOLE                     2966              3200
Altria Group Inc.              COM              02209S103     3625    55434 SH       SOLE                    25934             29500
American Express Co.           COM              025816109      560    10900 SH       SOLE                     2000              8900
American International Group   COM              026874107      760    13723 SH       SOLE                     6623              7100
Amgen Inc.                     COM              031162100     1343    23077 SH       SOLE                    12405             10672
Anheuser Busch Companies Inc.  COM              035229103     1074    22655 SH       SOLE                    12555             10100
Arkansas Best                  COM              040790107      446    11800 SH       SOLE                     6900              4900
BP-Amoco                       COM              055622104     1708    27366 SH       SOLE                     1978             25388
BankAmerica Corp.              COM              060505104      628    14244 SH       SOLE                     6636              7608
Boeing Company                 COM              097023105      216     3700 SH       SOLE                      500              3200
Bright Horizons Family Solutio COM              109195107      223     6600 SH       SOLE                     4800              1800
Bristol-Myers Squibb           COM              110122108      210     8258 SH       SOLE                     5833              2425
Carolina Group - Loews Corp    COM              540424207      861    26000 SH       SOLE                    12100             13900
ChevronTexaco Corp             COM              166764100      690    11828 SH       SOLE                     1326             10502
Church & Dwight Co. Inc.       COM              171340102      603    17000 SH       SOLE                     6950             10050
Citigroup Inc.                 COM              172967101     1815    40393 SH       SOLE                    17369             23024
ConocoPhillips                 COM              20825c104      274     2545 SH       SOLE                     1000              1545
Constellation Brands Inc.      COM              21036P108     1285    24300 SH       SOLE                    10000             14300
Corning Inc.                   COM              219350105      228    20450 SH       SOLE                     4000             16450
Corporate Executive Board Co.  COM              21988r102      262     4100 SH       SOLE                     2800              1300
Countrywide Financial Corp.    COM              222372104      915    28184 SH       SOLE                    18492              9692
Coventry Health Care Inc.      COM              222862104      409     6000 SH       SOLE                     3200              2800
Cumulus Media Inc.             COM              231082108      205    14400 SH       SOLE                     6600              7800
Dentsply International, Inc.   COM              249030107      468     8600 SH       SOLE                     4600              4000
E. W. Scripps                  COM              811054204     1094    22432 SH       SOLE                    13132              9300
Eastman Kodak                  COM              277461109      736    22600 SH       SOLE                     4100             18500
Erie Family Life               COM              295242101      358    11247 SH       SOLE                     1375              9872
Erie Indemnity                 COM              29530P102     1595    30600 SH       SOLE                    20589             10011
Exxon Mobil Corporation        COM              30231G102     6053   101557 SH       SOLE                     7009             94548
Fannie Mae                     COM              313586109      261     4800 SH       SOLE                      800              4000
Federal Express                COM              31428X106      423     4500 SH       SOLE                     2300              2200
General Electric               COM              369604103     1849    51281 SH       SOLE                    23381             27900
Genesee & Wyoming Inc. Class A COM              371559105      277    10700 SH       SOLE                     7550              3150
H.J. Heinz Company             COM              423074103      673    18268 SH       SOLE                     7618             10650
Home Depot                     COM              437076102     1059    27706 SH       SOLE                    16806             10900
IAC/Interactive Corp.          COM              44919P102      405    18200 SH       SOLE                     9800              8400
II - VI Inc.                   COM              902104108      338    19400 SH       SOLE                     4800             14600
IPC Holdings                   COM              G4933P101      636    16200 SH       SOLE                     9000              7200
Intel Corp.                    COM              458140100      688    29598 SH       SOLE                     4100             25498
J P Morgan Chase & Co.         COM              46625H100      273     7900 SH       SOLE                     2450              5450
L-3 Communications Hlds        COM              502424104     1065    15000 SH       SOLE                     6300              8700
LSI Logic Corp.                COM              502161102       57    10200 SH       SOLE                     3300              6900
Legg Mason Inc.                COM              524901105      633     8095 SH       SOLE                     6096              1999
Marsh & McClellan              COM              571748102      916    30100 SH       SOLE                    12800             17300
Merck & Co.                    COM              589331107      265     8200 SH       SOLE                     4100              4100
Michaels Stores Inc            COM              594087108      501    13800 SH       SOLE                     4700              9100
Microsoft                      COM              594918104     1134    46930 SH       SOLE                    24650             22280
National City Corp.            COM              635405103      454    13546 SH       SOLE                     1500             12046
New York Community Bancorp     COM              649445103      382    21018 SH       SOLE                    11491              9527
North Fork Bancorp             COM              659424105      580    20922 SH       SOLE                    17300              3622
Patterson Cos. Inc.            COM              703395103     1289    25800 SH       SOLE                    10600             15200
PepsiCo Inc.                   COM              713448108      261     4925 SH       SOLE                     3825              1100
Pfizer Inc.                    COM              717081103      472    17980 SH       SOLE                     5200             12780
Procter & Gamble               COM              742718109      507     9568 SH       SOLE                     7068              2500
Schering Plough Corp.          COM              806605101      359    19800 SH       SOLE                     7100             12700
Scottish Re Group LTD          COM              013392862      340    15100 SH       SOLE                     7600              7500
Southern Company               COM              842587107      262     8220 SH       SOLE                     3820              4400
St. Paul Travelers Companies I COM              792860108     1030    28038 SH       SOLE                    13406             14632
Stryker Corp                   COM              863667101      366     8200 SH       SOLE                     5200              3000
Texas Regional Bancshares      COM              882673106      202     6695 SH       SOLE                     3975              2720
Time Warner, Inc.              COM              883717105      293    16700 SH       SOLE                     7650              9050
United Parcel Service, Class B COM              911312106      349     4800 SH       SOLE                     2100              2700
Valero Energy Corp             COM              91913y100      484     6600 SH       SOLE                     3000              3600
Varian Medical Systems Inc.    COM              92220P105      312     9100 SH       SOLE                     5700              3400
Verizon Communications         COM              92343V104      716    20179 SH       SOLE                    14080              6099
Fidelity Adv Equity Growth Fd  MF               315805101      278     6030 SH       SOLE                     6030
Schwab Instl Select S&P 500    MF               808509798     7866   848548 SH       SOLE                   848548
Seligman Growth Fund A         MF               816335103       38    10205 SH       SOLE                    10205
T Rowe Price Equity Income     MF               779547108      228     8746 SH       SOLE                     8746
Vanguard 500 Index Fund        MF               922908108      303     2789 SH       SOLE                     2154               635
Vanguard Windsor II            MF               922018205     2254    73123 SH       SOLE                    72615               508
Calamos Growth Fd Cl A         MF               128119302     3963    79415 SH       SOLE                    78724               691
Janus MC Value Fd              MF               471023598     2012    90854 SH       SOLE                    89370              1484
Meridian Growth Fd             MF               589619105      201     5705 SH       SOLE                     5705
Muhlenkamp Fund                MF               962096103     4755    61798 SH       SOLE                    61250               548
Oakmark Select Fund            MF               413838608     1693    50705 SH       SOLE                    50705
Rainier Small/Mid Growth Fd    MF               750869208      480    16533 SH       SOLE                    16533
T Rowe MC Growth               MF               779556109     6988   143306 SH       SOLE                   142210              1096
Buffalo Small Cap              MF               119804102     1340    50944 SH       SOLE                    50423               521
FPA Capital                    MF               302539101      316     7646 SH       SOLE                     7646
Janus SC Value Fd              MF               083902205     1724    57647 SH       SOLE                    57647
Royce Low Priced Stk           MF               780905808      650    44398 SH       SOLE                    42996              1403
UMB Scout Small Cap Fd         MF               90280r102      346    22673 SH       SOLE                    22673
Vanguard Explorer Fd           MF               921926101     1606    22241 SH       SOLE                    22095               146
Artisan Int'l Fund             MF               04314H204     1846    83843 SH       SOLE                    83843
Julius Baer Intl Eqty A        MF               481370104      895    28252 SH       SOLE                    27525               727
UBS Global Allocation Fd CL A  MF               90262h627      183    13907 SH       SOLE                    13907
ABN Amro Capital 5.90% Series  PFD              00372P203      353    14900 SH       SOLE                     6100              8800
ABN Amro Capital 6.08% Series  PFD              00372Q201      259    10600 SH       SOLE                     5300              5300
Bank of America Capital 7.00%  PFD              055187207      257    10000 SH       SOLE                                      10000
Citigroup Capital 6.10% TRUPS  PFD              173064205      339    13800 SH       SOLE                     5000              8800
Countrywide Capital IV 6.75%   PFD              22238E206      396    15800 SH       SOLE                     4400             11400
Fanniemae  4.75%               PFD              313586836      438    11000 SH       SOLE                     5300              5700
Fleet Capital 7.20% Series VII PFD              33889X203      336    13000 SH       SOLE                     1000             12000
GE Capital Corp. 6.625% PINES  PFD              369622527      305    11800 SH       SOLE                     1000             10800
GMAC 7.375%                    PFD              370425308      343    16000 SH       SOLE                     3100             12900
Household Capital 10.00% TOPrS PFD              44180S207      228     9000 SH       SOLE                     6900              2100
J.P. Morgan Chase Capital 7.00 PFD              46623D200      270    10400 SH       SOLE                                      10400
J.P. Morgan Chase Capital XI 5 PFD              46626V207      398    16900 SH       SOLE                     5000             11900
Provident Capital 10.25% Serie PFD              74386F303      233     8900 SH       SOLE                     4600              4300
SLM Corp Floater CPI + 200     PFD              78442p403      423    16900 SH       SOLE                    10300              6600
Suntrust Capital 7.05% Series  PFD              86789N204      271    10600 SH       SOLE                      300             10300
Telephone&Data Sys. 6.625% Cal PFD              879433852      211     8400 SH       SOLE                     7200              1200